Cover	Apr. 25, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 25, 2023
Entity File Number	001-39739
Entity Registrant Name	Sunlight Financial Holdings Inc.
Entity Central Index Key	0001821850
Entity Tax Identification Number	85-2599566
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	101 North Tryon Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28246
City Area Code	888
Local Phone Number	315-0822
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	SUNL
Security Exchange Name	NYSE
Warrant [Member]
Title of 12(b) Security	Warrants, each whole warrant is exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	SUNL.WS
Security Exchange Name	NYSE